Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Amounts Due under Agreement	The future minimum amounts due under this agreement for the next five years are as follows:

2019	$25,000
2020	25,000
2021	25,000
2022	25,000
2023 (year patents expire)	25,000

Summary of Changes in Warranty Liability

Changes in warranty liability were as follows:

	2018	2017
Accrued warranty liability, beginning of year	$50,725	$63,147
Accrual provided for warranties issued during the period	23,452	14,867
Adjustments to prior accruals	38,382	570
Actual warranty expenditures	(20,559)	(27,859)

Accrued warranty liability, end of year	$92,000	$50,725